Trade receivables - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Receivables [Abstract]
Interest on outstanding receivables	£ 0
Overdue trade receivables	0
Provision required due to expected credit loss model